Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2012	May 31, 2012	Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	CLIFTON SAVINGS BANCORP INC
Entity Central Index Key	0001240581
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		26,140,017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 78,220,428

Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and due from banks	$ 11,534	$ 34,719
Interest-bearing deposits in other banks	28,723	23,350
Cash and Cash Equivalents	40,257	58,069
Securities available for sale, at fair value:
Investment	45,071	10,002
Mortgage-backed	25,124	27,937
Securities held to maturity, at cost:
Investment, fair value of $168,281 and $228,707, respectively	167,784	233,428
Mortgage-backed, fair value of $353,168 and $308,961, respectively	336,230	299,692
Loans receivable	438,923	443,626
Allowance for loan losses	(2,090)	(1,880)
Net Loans	436,833	441,746
Bank owned life insurance	27,577	26,715
Premises and equipment	8,075	8,275
Federal Home Loan Bank of New York stock	5,127	5,974
Interest receivable	3,927	4,551
Real estate owned	139	136
Other assets	5,296	6,108
Total Assets	1,101,440	1,122,633
Deposits:
Non-interest bearing	7,997	8,249
Interest bearing	818,278	829,136
Total Deposits	826,275	837,385
Advances from Federal Home Loan Bank of New York	78,679	95,668
Advance payments by borrowers for taxes and insurance	5,139	5,023
Other liabilities and accrued expenses	4,886	4,591
Total Liabilities	914,979	942,667
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 1,000,000 shares authorized; shares issued or outstanding - none
Common stock ($.01 par value), 75,000,000 shares authorized; 30,530,470 shares issued, 26,138,138 shares outstanding at March 31, 2012; 26,137,248 shares outstanding at March 31, 2011	305	305
Paid-in capital	135,965	135,752
Deferred compensation obligation under Rabbi Trust	273	252
Retained earnings	101,835	96,067
Treasury stock, at cost; 4,392,332 shares at March 31, 2012; 4,393,222 shares at March 31, 2011	(47,363)	(47,372)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(4,946)	(5,678)
Accumulated other comprehensive income	619	850
Stock held by Rabbi Trust	(227)	(210)
Total Stockholders' Equity	186,461	179,966
Total Liabilities and Stockholders' Equity	$ 1,101,440	$ 1,122,633

Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements Of Financial Condition [Abstract]
Investment, fair value	$ 168,281	$ 228,707
Mortgage-backed, fair value	$ 353,168	$ 308,961
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	30,530,470	30,530,470
Common stock, shares outstanding	26,138,138	26,137,248
Treasury stock, shares	4,392,332	4,393,222

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Interest Income
Loans	$ 20,812	$ 22,725	$ 24,550
Mortgage-backed securities	14,141	15,873	16,905
Investments securities	5,838	5,946	3,037
Other interest-earning assets	283	396	464
Total Interest Income	41,074	44,940	44,956
Interest Expense
Deposits	12,645	14,865	17,678
Advances	3,504	4,380	5,288
Total Interest Expense	16,149	19,245	22,966
Net Interest Income	24,925	25,695	21,990
Provision for Loan Losses	247	102	433
Net Interest Income after Provision for Loan Losses	24,678	25,593	21,557
Non-Interest Income
Fees and service charges	213	212	223
Bank owned life insurance	862	879	887
Gain on sale of securities		872
Net (loss) gain on sale and disposal of premises and equipment	(9)	327
Loss on write-down of land held for sale	(156)	(397)
Other	3	16	26
Total Non-Interest Income	913	1,909	1,136
Non-Interest Expenses
Salaries and employee benefits	7,055	6,773	6,810
Occupancy expense of premises	1,359	1,643	1,249
Equipment	1,090	1,051	952
Directors' compensation	732	760	796
Advertising	213	279	253
Legal	569	494	254
Federal deposit insurance premium	538	884	1,183
Other	1,983	1,930	1,753
Total Non-Interest Expenses	13,539	13,814	13,250
Income before Income Taxes	12,052	13,688	9,443
Income Taxes	4,175	4,876	3,146
Net Income	$ 7,877	$ 8,812	$ 6,297
Net Income per Common Share
Basic	$ 0.31	$ 0.34	$ 0.24
Diluted	$ 0.31	$ 0.34	$ 0.24
Dividends per common share	$ 0.24	$ 0.24	$ 0.2
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,607,442	25,579,989	25,947,037
Diluted	25,625,256	25,587,316	25,947,037

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 7,877	$ 8,812	$ 6,297
Other comprehensive income (loss):
Gross unrealized holding gain (loss) on securities available for sale, net of income tax of $43, ($245) and $39, respectively	26	(368)	58
Reclassification adjustment for gross realized holding (gain) on securities available for sale, net of income tax of $0, $348 and $0, respectively		(524)
Benefit plans, net of income tax of ($181), ($52) and ($32), respectively	(257)	(78)	(47)
Total other comprehensive (loss) income	(231)	(970)	11
Total comprehensive income	$ 7,646	$ 7,842	$ 6,308

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Gross unrealized holding gain (loss) on securities available for sale, income tax	$ 43	$ (245)	$ 39
Reclassification adjustment for gross realized holding gain on securities available for sale, income tax	0	348	0
Benefit plans, income tax	$ (181)	$ (52)	$ (32)

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income [Member]	Stock Held By Rabbi Trust [Member]	Total
Balance at Mar. 31, 2009	$ 305	$ 135,180	$ 209	$ 84,889	$ (41,925)	$ (7,144)	$ 1,809	$ (159)	$ 173,164
Net income				6,297					6,297
Other comprehensive income (loss), net of income tax							11		11
ESOP shares committed to be released		(3)				733			730
Purchase of treasury stock					(3,150)				(3,150)
Stock option expense		66							66
Restricted Stock Awards Earned		706							706
Forfeiture of Restricted Stock Awards		3			(3)
Funding of Supplemental Executive Retirement Plan			24		28			(28)	24
Tax cost/ benefit from stock based compensation		(31)							(31)
Cash dividends declared				(1,825)					(1,825)
Balance at Mar. 31, 2010	305	135,921	233	89,361	(45,050)	(6,411)	1,820	(187)	175,992
Net income				8,812					8,812
Other comprehensive income (loss), net of income tax							(970)		(970)
ESOP shares committed to be released		(27)				733			706
Purchase of treasury stock					(2,707)				(2,707)
Stock option expense		166							166
Restricted Stock Awards Earned		52							52
Funding of Restricted Stock Awards		(362)			362
Funding of Supplemental Executive Retirement Plan			19		23			(23)	19
Tax cost/ benefit from stock based compensation		2							2
Cash dividends declared				(2,106)					(2,106)
Balance at Mar. 31, 2011	305	135,752	252	96,067	(47,372)	(5,678)	850	(210)	179,966
Net income				7,877					7,877
Other comprehensive income (loss), net of income tax							(231)		(231)
ESOP shares committed to be released		19				732			751
Purchase of treasury stock					(11)				(11)
Stock option expense		127							127
Restricted Stock Awards Earned		62							62
Funding of Supplemental Executive Retirement Plan		(3)	21		20			(17)	21
Tax cost/ benefit from stock based compensation		8							8
Cash dividends declared				(2,109)					(2,109)
Balance at Mar. 31, 2012	$ 305	$ 135,965	$ 273	$ 101,835	$ (47,363)	$ (4,946)	$ 619	$ (227)	$ 186,461

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Purchase of treasury stock, shares	1,061	298,000	337,002
Cash dividends declared, per share	$ 0.24	$ 0.24	$ 0.2

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows From Operating Activities
Net income	$ 7,877	$ 8,812	$ 6,297
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	564	528	482
Net (accretion) of deferred fees and costs, premiums and discounts	(326)	(202)	(178)
Amortization of component of net periodic pension (benefit) costs	(438)	(130)	(79)
Provision for loan losses	247	102	433
Net loss (gain) on sale and disposal of premises and equipment	9	(327)
Realized gain on sale of securities available for sale		(872)
Loss on write-down of land held for sale	156	397
Loss on write-down of real estate owned	38	50
Decrease (increase) in interest receivable	624	(174)	(64)
Deferred income tax (benefit) expense	(265)	13	(76)
Decrease (increase) in other assets	1,058	119	(2,304)
(Decrease) in accrued interest payable	(59)	(122)	(83)
Increase in other liabilities	354	80	789
(Increase) in cash surrender value of bank owned life insurance	(862)	(879)	(887)
ESOP shares committed to be released	751	706	730
Loss on sale of real estate owned	1
Restricted stock expense	62	52	706
Stock option expense	127	166	66
Increase in deferred compensation obligation under Rabbi Trust	21	19	24
Net Cash Provided by Operating Activities	9,939	8,338	5,856
Proceeds from calls, maturities and repayments of:
Investment securities available for sale	30,000	20,000
Mortgage-backed securities available for sale	7,816	17,586	21,209
Investment securities held to maturity	178,625	121,275	70,000
Mortgage-backed securities held to maturity	70,479	72,217	72,484
Proceeds from sale of mortgage-backed securities available for sale		11,070
Proceeds from sale of premises and equipment		493
Redemptions of Federal Home Loan Bank of New York stock	847	1,263	1,239
Purchases of:
Investment securities available for sale	(64,990)	(15,000)	(5,000)
Mortgage-backed securities available for sale	(5,014)
Investment securities held to maturity	(112,829)	(194,658)	(154,967)
Mortgage-backed securities held to maturity	(106,947)	(95,960)	(116,834)
Loans receivable	(20,788)	(1,817)	(2,943)
Bank owned life insurance		(3,000)
Premises and equipment	(373)	(515)	(788)
Federal Home Loan Bank of New York stock		(80)	(656)
Net decrease (increase) in loans receivable	25,383	37,213	(6,662)
Proceeds from sale of real estate owned	135
Net Cash Provided by (Used in) Investing Activities	2,344	(29,913)	(122,918)
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(11,110)	79,233	124,570
Principal payments on advances from Federal Home Loan Bank of New York	(16,989)	(28,069)	(20,535)
Net increase (decrease) in payments by borrowers for taxes and insurance	116	(170)	368
Minority dividends paid	(2,109)	(2,106)	(1,825)
Purchase of treasury stock	(11)	(2,707)	(3,150)
Income tax benefit (expense) from stock based compensation	8	2	(31)
Net Cash (Used in) Provided by Financing Activities	(30,095)	46,183	99,397
Net (Decrease) Increase in Cash and Cash Equivalents	(17,812)	24,608	(17,665)
Cash and Cash Equivalents - Beginning	58,069	33,461	51,126
Cash and Cash Equivalents - Ending	40,257	58,069	33,461
Supplementary Cash Flows Information:
Interest on deposits and borrowings	16,208	19,367	23,049
Income taxes paid	4,717	4,909	2,715
Non cash activities:
Reclass property from premises and equipment to land held for sale included in other assets		1,157
Transfer from loans receivable to real estate owned	$ 177	$ 186

Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements include the accounts of the Clifton Savings Bancorp, Inc. (the "Company"), the Company's wholly-owned subsidiary, Clifton Savings Bank (the "Bank") and the Bank's wholly-owned subsidiary, Botany Inc. ("Botany"). All significant intercompany accounts and transactions have been eliminated in consolidation.

A majority of the outstanding shares of the Company's common stock is owned by Clifton MHC, the mutual holding company of Clifton Savings Bank.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the consolidated statement of financial condition dates and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates.

In accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 855, "Subsequent Events", the Company has evaluated events and transactions occurring subsequent to March 31, 2012 for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Use of Estimates

Material estimates that are particularly susceptible to significant changes relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment on securities, the determination of the liabilities and expenses of the defined benefit plans, the determination of the amount of deferred tax assets which are more likely than not to be realized and the estimation of fair value measurements of the Company's financial instruments. Management believes that the allowance for loan losses is adequate, the evaluation of other-than-temporary impairment of securities are done in accordance with GAAP, the liabilities and expenses for the defined benefit plans are based upon actuarial assumptions of future events that are reasonable, and all deferred tax assets are more likely than not to be recognized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank's allowance for loan losses. Such agencies may require the Bank to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations. Management uses its best judgment in estimating fair value measurements of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Management utilizes various assumptions and valuation techniques to determine fair value, including, but not limited to cash flows, discount rates, rate of return, adjustments for nonperformance and liquidity, quoted market prices, and appraisals. The fair value estimates are not necessarily indicative of the actual amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have not been re-evaluated or updated subsequent to those respective dates. As such, the estimated fair values subsequent to the respective dates may be different than the amounts reported. Finally, the determination of the amount of deferred tax assets more likely than not to be realized is dependent on projections of future earnings, which are subject to frequent change.

Business of the Company and Subsidiaries

The Company's primary business is the ownership and operation of the Bank. The Bank is principally engaged in the business of attracting deposits from the general public at its twelve locations in northern New Jersey and using these deposits, together with other funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans. The Bank's subsidiary, Botany, was organized in December 2004 under New Jersey law as a New Jersey Investment Company primarily to hold investment and mortgage-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks and interest-bearing deposits in other banks with original maturities of three months or less.

Securities

In accordance with applicable accounting standards, investments in debt securities over which there exists a positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains or losses included in earnings. Debt and equity securities not classified as trading securities nor as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gain or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income component of stockholders' equity. The Company had no trading securities at March 31, 2012 and 2011.

An individual security is considered impaired when the fair value of such security is less than its amortized cost. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or "other-than-temporary" in accordance with applicable accounting guidance. The Company accounts for temporary impairments based upon security classification as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized on a tax-effected basis, through other comprehensive income with offsetting entries adjusting the carrying value of the securities and the balance of deferred income taxes. Temporary impairments of held to maturity securities are not recognized in the consolidated financial statements. Information concerning the amount and duration of impairments on securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments on debt securities that the Company has decided to sell or will more likely than not be required to sell prior to the full recovery of their fair value to a level to, or exceeding, amortized cost are recognized in earnings. Otherwise, the other-than-temporary impairment is bifurcated into credit related and noncredit-related components. The credit related impairment generally represents the amount by which the present value of the cash flows expected to be collected on a debt security falls below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit related other-than-temporary impairments are recognized in earnings while noncredit-related other-than-temporary impairments are recognized, net of deferred income taxes, in other comprehensive income.

Discounts and premiums on all securities are accreted or amortized to maturity by use of the level-yield method. Gain or loss on sales of securities is based on the specific identification method.

Concentration of Credit Risk

Financial instruments which potentially subject the Company, Bank and Botany to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans. Cash and cash equivalents include amounts placed with highly rated financial institutions. Investment and mortgage-backed securities include securities backed by the U.S. Government and other highly rated instruments. The Bank's lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in the State.

Loans Receivable

Loans receivable which the Bank has the intent and ability to hold until maturity or loan pay-off are stated at unpaid principal balances, plus purchase premiums and net deferred loan origination costs. Interest is calculated by use of the simple interest method.

Recognition of interest by the accrual method is generally discontinued when interest or principal payments are ninety days or more in arrears, or when other factors indicate that the collection of such amounts is doubtful. At the time a loan is placed on nonaccrual status, an allowance for uncollected interest is recorded in the current period for previously accrued and uncollected interest. Interest on such loans, if appropriate, is recognized as income when payments are received. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

Allowance for Loan Losses

An allowance for loan losses is maintained at a level considered necessary to provide for loan losses based upon an evaluation of known and inherent losses in the loan portfolio. Management of the Bank, in determining the allowance for loan losses, considers the losses inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the local economic and real estate market conditions. The Bank utilizes a two-tier approach: (1) identification of loans that must be reviewed individually for impairment, and (2) establishment of a general valuation allowance on the remainder of its loan portfolio. The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of impaired loans. The Bank considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not separately evaluate them for impairment unless they are considered troubled debt restructurings. A loan is considered to be a troubled debt restructuring when, to maximize the recovery of the loan, the Company modifies the borrower's existing loan terms and conditions in response to financial difficulties experienced by the borrower.

When evaluating loans for impairment, management takes into consideration, among other things, delinquency status, size of loans, types of collateral and financial condition of borrowers. A loan is deemed to be impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts when due according to the contractual terms of the loan agreement. All loans identified as impaired are evaluated individually. The Bank does not aggregate such loans for evaluation purposes. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. Payments received on impaired loans are recognized as interest income and then applied to principal.

General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions and management's judgment. Regardless of the extent of the analysis of customer performance, portfolio evaluations, trends or risk management processes established, certain inherent, but undetected losses are probable within the loan portfolio. This is due to several factors including inherent delays in obtaining information regarding a customer's financial condition or changes in their financial condition, the judgmental nature of individual loan evaluations, collateral assessments and the interpretation of economic trends, and the sensitivity of assumptions utilized to establish allocated allowances for homogeneous groups of loans among other factors. These other risk factors are continually reviewed and revised by management where conditions indicate that the estimates initially applied are different from actual results.

Loan Origination Fees and Costs

The Bank defers loan origination fees and certain direct loan origination costs and initially amortizes such amounts, using the interest method, as an adjustment of yield over the contractual lives of the related loans. The Bank anticipates prepayments within its loan portfolio and adjusts the amortization of origination fees and costs accordingly using an annually adjusted prepayment factor.

Federal Home Loan Bank of New York Stock

As a member of the Federal Home Loan Bank of New York ("FHLB"), the Bank is required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists. Management has determined that no other-than-temporary impairment existed as of March 31, 2012 and 2011.

Bank Owned Life Insurance

Bank owned life insurance ("BOLI") is accounted for using the cash surrender value method and is recorded at its realizable value. The change in the net asset value is recorded as non-interest income.

Premises and Equipment

Premises and equipment are comprised of land, at cost, and land improvements, buildings and improvements, furnishings and equipment and leasehold improvements, at cost, less accumulated depreciation and amortization. Depreciation and amortization charges are computed on the straight-line method over the following estimated useful lives:

Years
Land improvements	5 - 20
Buildings and improvements	5 - 40
Furnishings and equipment	2 - 10
Leasehold improvements	Shorter of useful life or term of lease (2 - 10)

Significant renovations and additions are capitalized as part of premises and equipment account. Maintenance and repairs are charged to operations as incurred.

Real Estate Owned

Real estate acquired as a result of foreclosure or by deed-in-lieu of foreclosure is classified as real estate owned until it is sold. When property is acquired it is initially recorded at the fair market value less costs to sell at the date of foreclosure. After acquisition, foreclosed properties are held for sale and carried at lower of cost or fair value less estimated selling costs based on a current appraisal prepared by a licensed appraiser. Holding costs and declines in fair value after acquisition of the property result in charges against income.

Income Taxes

The Company, Bank and Botany file a consolidated federal income tax return. Income taxes are allocated based on their respective contribution of income or loss to the consolidated federal income tax return. Separate state income tax returns are filed.

Federal and state income taxes have been provided on the basis of reported income. The amounts reflected on the Company's and subsidiaries' tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes.

Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for the portion of any assets which are not likely to be realized. Management believes, based upon current facts, that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, "Income Taxes," which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company's evaluation, no significant income tax uncertainties have been identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended March 31, 2012, 2011 and 2010. Our policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the consolidated statement of income. The Company did not recognize any interest and penalties for the years ended March 31, 2012, 2011, and 2010. The tax years subject to examination by the taxing authorities are the years ended December 31, 2011, 2010, and 2009 for federal purposes and the years ended December 31, 2011, 2010, 2009 and 2008 for state purposes.

Interest Rate Risk

The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive liabilities compared to the generally longer duration of interest-sensitive assets. In a rising rate environment, liabilities will reprice faster than assets, thereby reducing net interest income. For this reason, management regularly monitors the maturity structure of assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Earnings Per Share (EPS)

Basic EPS is based on the weighted average number of common shares actually outstanding and is adjusted for Employee Stock Ownership Plan shares not yet committed to be released and deferred compensation obligations required to be settled in shares of Company stock. Unvested restricted stock awards, which contain rights to non-forfeitable dividends, are considered participating securities and the two-class method of computing basic and diluted EPS is applied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable (such as stock options) or which could be converted into common stock, if dilutive, using the treasury stock method. The calculation of diluted EPS for the years ended March 31, 2012, 2011 and 2010 includes incremental shares related to outstanding options of 17,814, 7,327 and -0-, respectively. Shares issued and reacquired during any period are weighted for the portion of the period they were outstanding. During the years ended March 31, 2012, 2011 and 2010 the average number of options which were antidilutive totaled -0-, 1,342,940, and 1,327,940, respectively and were therefore excluded from the diluted earnings per share calculation.

Stock-Based Compensation

The Company expenses the fair value of all options and restricted stock granted over their requisite service periods.

Defined Benefit Plans

The Company maintains a nonqualified, unfunded pension plan for the directors of the Company. The Company also maintains a post-retirement healthcare plan for the former president's spouse. The expected costs of benefits provided for both plans are actuarially determined and accrued.

The accounting guidance related to retirement and post-retirement healthcare benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan's overfunded status or a liability for a plan's underfunded status; (b) measure a plan's assets and its obligations that determine its funded status as of the end of the employer's fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit post-retirement plan in the year in which the changes occur. The accounting guidance requires that plan assets and benefit obligations be measured as of the date of the employer's fiscal year-end statement of financial condition.

Reclassification

Certain amounts for prior periods have been restated to conform to the current year's presentation. Such reclassification had no impact on net income or stockholders' equity as previously reported.

Recent Accounting Pronouncements

In May 2011, the FASB, together with the International Accounting Standards Board ("IASB"), (the "Board's") issued ASU 2011-04 "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the Board's do not intend for the amendments in this update to result in a change in the application of the requirements in

Topic 820. Some of the amendments clarify the Board's intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For public entities, the new guideline is effective for interim and annual periods beginning after December 15, 2011 and should be applied prospectively. The adoption of this standard effective April 1, 2012, did not have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" which defers indefinitely the requirement for companies to present reclassification adjustments out of accumulated OCI by component in both the statement where net income is presented and the statement where OCI is presented. The issue will be further deliberated by the FASB in 2012. While the FASB is redeliberating, companies will continue to have the option of (1) presenting reclassifications adjustments out of accumulated OCI on the face of the statement where OCI is presented or (2) disclosing reclassification adjustments in the footnotes to the financial statements. The Company does not expect that the guidance effective in future periods will have a material impact on its consolidated financial statements.

Stock Repurchase Program And Dividend Waiver	12 Months Ended
Mar. 31, 2012
Stock Repurchase Program And Dividend Waiver [Abstract]
Stock Repurchase Program And Dividend Waiver

NOTE 2 - STOCK REPURCHASE PROGRAM AND DIVIDEND WAIVER

The Company's Board of Directors has authorized several stock repurchase programs. The repurchased shares are held as treasury stock for general corporate use. No shares were repurchased during the year ended March 31, 2012 under these programs. During the years ended March 31, 2011 and 2010, 298,000 and 318,165 shares, respectively, were repurchased at an aggregate cost of approximately $2.7 million, or $9.08 per share, and $3.0 million, or $9.35 per share, respectively, under these programs. Additionally, during the years ended March 31, 2012 and March 31, 2010, 1,061 and 18,837 shares were purchased at a total cost of $11,000 or $10.67 per share and $176,000, or $9.33 per share, respectively, representing the withholding of shares under the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan for payment of taxes due upon the vesting of restricted stock awards. There were no shares purchased representing the withholding of shares subject to restricted stock award payment of taxes during the year ended March 31, 2011.

During the years ended March 31, 2012, 2011 and 2010, Clifton MHC ("MHC"), the federally chartered mutual holding company of the Company, waived its right, upon non-objection from the Board of Governors of the Federal Reserve System (the "FRB") and the Office of Comptroller of the Currency ("OCC") formerly the Office of Thrift Supervision ("OTS"), respectively, to receive cash dividends of approximately $4.0 million, $4.0 million and $3.4 million, respectively, on the shares of Company common stock it owns. The cumulative amount of dividends waived by the MHC through March 31, 2012 was approximately $27.2 million. The dividends waived are considered as a restriction on the retained earnings of the Company. Dividends paid to minority shareholders during the years ended March 31, 2012, 2011 and 2010, totaled $2.1 million, $2.1 million and $1.8 million, respectively. Total dividends that would have been paid for these periods if dividends were not waived by the MHC amounted to $6.1 million, $6.1 million and $5.2 million, respectively. The cumulative amount of dividends paid to minority shareholders totaled $16.6 million through March 31, 2012, and the cumulative amount of dividends that would have been paid through March 31, 2012 if dividends were not waived by the MHC amounted to $43.8 million.

Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities

NOTE 3 - INVESTMENT SECURITIES

The following is a comparative summary of investment securities at March 31, 2012 and 2011:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Federal National Mortgage Association	$24,994	$41	$—	$25,035
Federal Home Loan Banks	5,000	3	—	5,003
Federal Farm Credit Bank	5,000	6	—	5,006
Federal Home Loan Mortgage Corporation	10,000	27	—	10,027

	$44,994	$77	$—	$45,071

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$23,947	$103	$9	$24,041
Federal Home Loan Banks	15,000	363	—	15,363
Federal National Mortgage Association	73,982	77	60	73,999
Federal Farm Credit Bank	5,000	16	—	5,016

	117,929	559	69	118,419
Corporate Bonds	49,855	568	561	49,862

	$167,784	$1,127	$630	$168,281

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Federal National Mortgage Association	$5,000	$—	$4	$4,996
Federal Home Loan Mortgage Corporation	5,000	6	—	5,006

	$10,000	$6	$4	$10,002

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$39,905	$157	$804	$39,258
Federal Home Loan Banks	68,574	130	2,161	66,543
Federal National Mortgage Association	114,949	471	2,564	112,856
Federal Farm Credit Bank	10,000	50	—	10,050

	$233,428	$808	$5,529	$228,707

Contractual maturity data for investment securities is as follows:

	March 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Available for sale:
Debt securities:
Due after one but within five years	$44,994	$45,071	$10,000	$10,002

	$44,994	$45,071	$10,000	$10,002

Held to maturity:
Debt securities:
Due after one through five years	$77,852	$78,139	$84,750	$85,380
Due after five through ten years	30,003	30,199	54,964	54,057
Due after ten years	59,929	59,943	93,714	89,270

	$167,784	$168,281	$233,428	$228,707

The age of gross unrealized losses and the fair value of related investment securities at March 31, 2012 and 2011 were as follows.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
March 31, 2012:
Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$4,991	$9	$—	$—	$4,991	$9
Federal National Mortgage Association	29,921	60	—	—	29,921	60

	34,912	69	—	—	34,912	69
Corporate Bonds	29,404	561	—	—	29,404	561

	$64,316	$630	$—	$—	$64,316	$630

March 31, 2011:
Available for sale:
Debt securities:
Federal National Mortgage Association	$4,996	$4	$—	$—	$4,996	$4

Held to maturity:
Debt securities:
Federal Home Loan Mortgage Corporation	$34,102	$804	$—	$—	34,102	804
Federal National Mortgage Association	72,385	2,564	—	—	72,385	2,564
Federal Home Loan Banks	46,663	2,161	—	—	46,663	2,161

	$153,150	$5,529	$—	$—	$153,150	$5,529

Management does not believe that any of the unrealized losses at March 31, 2012 (four FNMA bonds, one FHLMC bond and six corporate bond investment securities) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

There were no sales of investment securities available for sale or held to maturity during the years ended March 31, 2012, 2011, and 2010.

Mortgage-Backed Securities	12 Months Ended
Mar. 31, 2012
Mortgage-Backed Securities [Abstract]
Mortgage-Backed Securities

NOTE 4 - MORTGAGE-BACKED SECURITIES

The following is a comparative summary of mortgage-backed securities at March 31, 2012 and 2011:

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Federal Home Loan Mortgage Corporation	$7,118	$601	$—	$7,719
Federal National Mortgage Association	16,295	1,110	—	17,405

	$23,413	$1,711	$—	$25,124

Held to maturity:
Federal Home Loan Mortgage Corporation	$139,231	$6,823	$452	$145,602
Federal National Mortgage Association	157,844	7,940	203	$165,581
Governmental National Mortgage Association	39,155	2,830	—	41,985

	$336,230	$17,593	$655	$353,168

	March 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Available for sale:
Federal Home Loan Mortgage Corporation	$10,151	$678	$—	$10,829
Federal National Mortgage Association	16,069	1,039	—	17,108

	$26,220	$1,717	$—	$27,937

Held to maturity:
Federal Home Loan Mortgage Corporation	$130,980	$4,909	$830	$135,059
Federal National Mortgage Association	120,439	3,685	147	$123,977
Governmental National Mortgage Association	48,273	1,652	—	49,925

	$299,692	$10,246	$977	$308,961

Contractual maturity data for mortgage-backed securities is as follows:

	March 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Available for sale:
Due after five through ten years	$7,375	$7,964	$9,846	$10,498
Due after ten years	16,038	17,160	16,374	17,439

	$23,413	$25,124	$26,220	$27,937

Held to maturity:
Due less than one year	$2	$2	$—	$—
Due after one through five years	75	80	126	137
Due after five through ten years	9,699	10,452	12,624	13,432
Due after ten years	326,454	342,634	286,942	295,392

	$336,230	$353,168	$299,692	$308,961

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage-backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. The Company's mortgage-backed securities are generally secured by residential mortgage loans with contractual maturities of 15 years or greater. However, the effective lives of those securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers.

The age of gross unrealized losses and the fair value of related mortgage-backed securities were as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
March 31, 2012:
Held to maturity:
Federal Home Loan Mortgage Corporation	$22,258	$450	$277	$2	$22,535	$452
Federal National Mortgage Association	18,101	198	244	5	18,345	203

	$40,359	$648	$521	$7	$40,880	$655

March 31, 2011:
Held to maturity:
Federal Home Loan Mortgage Corporation	$40,565	$830	$—	$—	$40,565	$830
Federal National Mortgage Association	15,712	146	21	1	15,733	147

	$56,277	$976	$21	$1	$56,298	$977

Management does not believe that any of the unrealized losses at March 31, 2012 (nine FHLMC and ten FNMA mortgage-backed securities of which six have been in an unrealized loss position for twelve months or more) represent an other-than-temporary impairment as they are primarily related to market interest rates and not related to the underlying credit quality of the issuers of the securities. Additionally, the Company and its subsidiaries have the ability, and management has the intent, to hold such securities for the time necessary to recover amortized cost and does not have the intent to sell the securities, and it is more likely than not that it will not have to sell the securities before recovery of its amortized cost.

The proceeds from sales of mortgage-backed securities available for sale totaled $11.1 million during the year ended March 31, 2011, and realized gain on the sale totaled approximately $872,000. There were no sales of mortgage-backed securities held to maturity for the years ended March 31, 2012, 2011 and 2010, and no sales of available for sale mortgage-backed securities for the years ended March 31, 2012 and 2010.

Loans Receivable And Allowance For Loan Losses	12 Months Ended
Mar. 31, 2012
Loans Receivable And Allowance For Loan Losses [Abstract]
Loans Receivable And Allowance For Loan Losses

NOTE 5 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

The loans receivable portfolio is segmented into real estate, and consumer loans. Real estate loans consist of the following classes: one-to-four-family real estate, multi-family real estate, commercial real estate, and construction real estate. Consumer loans consist of the following classes: second mortgage loans, equity lines of credit and other consumer loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2012	2011
	(In Thousands)
Real estate:
One- to four-family	$398,174	$405,331
Multi-family	14,084	12,708
Commercial	14,844	12,126
Construction	1,380	2,454

	428,482	432,619
Consumer:
Second mortgage	7,892	8,602
Passbook or certificate	797	967
Equity lines of credit	2,097	1,949
Other loans	555	555

	11,341	12,073

Total Loans	439,823	444,692

Less:
Loans in process	(744)	(931)
Net purchase premiums, discounts, and deferred loan costs	(156)	(135)

	(900)	(1,066)

	$438,923	$443,626

The allowance for loan losses consists of specific, general, and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one-to-four family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. In regard to historical loss factors, the Bank's allowance for loan loss calculation was adjusted during the year ended March 31, 2012 to utilize a two-year moving average of annual net charge-off rates (charge-offs net of recoveries) by loan class to calculate its actual historical loss experience. During earlier fiscal periods a numerical factor was assigned to each loan class based on actual charge-off experience. The impact of this change in estimate was not material. The historical loss factor is adjusted by qualitative risk factors which include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.
5.	The quality of the Bank's loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management's best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One-to Four-Family Loans - consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans - consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions.

3. Commercial Loans - consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The Bank has always had conservative underwriting standards. These loans are affected by economic conditions to a greater degree than one-to four-family and multi-family loans.

4. Construction Loans - consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one-to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions.

Consumer:

1. Second Mortgage and Equity Lines of Credit - consists of one-to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions) or, in one instance, a commercial property. These loans are affected by the borrower's continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one-to four-family first lien loans as these loans are also dependent on the value of underlying properties, but have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans - consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans, included in other loans, are primarily between the Company and its parent company, Clifton MHC, so they also are considered a low credit risk.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans are rated pass-watch if the Bank is waiting for documents required for a complete file or if the loan is to be monitored due to previous delinquent status. Loans not classified are rated pass.

In addition, the OCC as an integral part of its examination process, periodically reviews our loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2012, 2011 and 2010 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050
Charge-offs	(112)	(160)	—	—	—	—	—	(272)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	(33)	138	(18)	10	(17)	(1)	23	102

At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2009:
Total allowance for loan losses	$1,525	$36	$74	$1	$60	$4	$—	$1,700
Charge-offs	(83)	—	—	—	—	—	—	(83)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	304	89	37	—	3	—	—	433

At March 31, 2010:
Total allowance for loan losses	$1,746	$125	$111	$1	$63	$4	$—	$2,050

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2012 and 2011.

March 31, 2012	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,733	193	105	4	42	1	12	2,090

Total	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Loans:
Individually evaluated for impairment	$909	$—	$256	$—	$—	$—	$—	$1,165
Collectively evaluated for impairment	397,265	14,084	14,588	1,380	9,989	1,352	—	438,658

Total	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$—	$439,823

March 31, 2011	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	1,601	103	93	11	46	3	23	1,880

Total	$1,601	$103	$93	$11	$46	$3	$23	$1,880

Loans:
Individually evaluated for impairment	$990	$—	$385	$—	$—	$—	$—	$1,375
Collectively evaluated for impairment	404,341	12,708	11,741	2,454	10,551	1,522	—	443,317

Total	$405,331	$12,708	$12,126	$2,454	$10,551	$1,522	$—	$444,692

The aggregate amounts of our portfolio including classified loan balances are as follows at March 31, 2012 and 2011:

March 31, 2012	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$386,604	$13,516	$12,083	$1,380	$9,823	$1,352	$424,758
Pass-watch	5,605	568	2,505	—	—	—	8,678
Special mention	2,294	—	—	—	64	—	2,358
Substandard	3,671	—	256	—	102	—	4,029
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$398,174	$14,084	$14,844	$1,380	$9,989	$1,352	$439,823

March 31, 2011	One-to-four Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Real Estate Construction	Second Mortgage and Equity Lines of Credit	Passbook or certificate and Other Loans	Total Loans
	(In Thousands)
Pass	$394,396	$12,708	$10,804	$1,792	$10,361	$1,522	$431,583
Pass-watch	7,270	—	676	662	33	—	8,641
Special mention	863	—	261	—	133	—	1,257
Substandard	2,802	—	385	—	24	—	3,211
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$405,331	$12,708	$12,126	$2,454	$10,551	$1,522	$444,692

The following table provides information with respect to our nonaccrual loans at March 31, 2012 and 2011. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. As of March 31, 2012, nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 day delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained period of repayment performance (generally six months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2012	2011
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$3,671	$2,802
Multi-family	—	—
Commercial	—	385
Consumer and other loans:
Second mortgage	102	24

Total nonaccrual loans	$3,773	$3,211

During the years ended March 31, 2012, 2011 and 2010, interest income of approximately $119,000, $71,000, and $58,000, respectively, was recognized on these loans. Interest income that would have been recorded, had the loans been on accrual status and performing in accordance with the original terms of the contracts, amounted to approximately $206,000, $167,000, and $148,000, respectively, for the years ended March 31, 2012, 2011, and 2010.

The following table provides information about delinquencies in our loan portfolio at March 31, 2012 and 2011.

March 31, 2012	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$3,982	$191	$3,124	$7,297	$390,877	$398,174
Multi-family	—	—	—	—	14,084	14,084
Commercial	—	—	—	—	14,844	14,844
Construction	—	—	—	—	1,380	1,380
Consumer and other loans:
Second mortgage and equity lines of credit	102	—	52	154	9,835	9,989
Passbook or certificate and other loans	6	—	—	6	1,346	1,352

Total	$4,090	$191	$3,176	$7,457	$432,366	$439,823

March 31, 2011	30-59 Days Past Due	60-89 Days Past Due	>90 Days Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One-to four-family	$2,250	$74	$2,802	$5,126	$400,205	$405,331
Multi-family	—	—	—	—	12,708	12,708
Commercial	261	63	385	709	11,417	12,126
Construction	—	—	—	—	2,454	2,454
Consumer and other loans:
Second mortgage and equity lines of credit	103	—	24	127	10,424	10,551
Passbook or certificate and other loans	36	—	—	36	1,486	1,522

Total	$2,650	$137	$3,211	$5,998	$438,694	$444,692

There were no loans that are past due greater than ninety days that were accruing as of March 31, 2012 and 2011.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not separately evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis. Impaired loans, none of which had a related allowance at or for the periods ending March 31, 2012 and 2011, were as follows:

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$909	$1,119	$—	$1,104	$50
Multi-family	—	—	—	—	—
Commercial	256	256	—	329	28
Consumer and other loans:
Second mortgage	—	—	—	—	—

Total impaired loans	$1,165	$1,375	$—	$1,433	$78

At or For The Year Ended March 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$990	$1,175	$—	$1,179	$58
Multi-family	—	—	—	229	—
Commercial	385	385	—	261	—
Consumer and other loans:
Second mortgage	—	—	—	53	3

Total impaired loans	$1,375	$1,560	$—	$1,722	$61

During the year ended March 31, 2010, the average recorded investment in impaired loans was $1.7 million and the interest income recognized thereon was $62,000.

The Company adopted Accounting Standards Update ("ASU") No. 2011-02 on April 1, 2011 which provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring. In evaluating whether a restructuring constitutes a troubled debt restructuring, ASU No. 2011-02 requires that a creditor must separately conclude that the restructuring constitutes a concession and the borrower is experiencing financial difficulties. As a result of the Company's adoption of ASU No. 2011-02, it determined that no loans were troubled debt restructurings other than those previously considered as such.

The recorded investment in loans modified in a troubled debt restructuring totaled $909,000 at March 31, 2012, of which $34,000 was 30-59 days past due, and $218,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2012. The recorded investment at March 31, 2011 of loans modified in a troubled debt restructuring totaled $1.0 million, of which $10,000 was 60-89 days past due and $37,000 was 90 days or more past due. The remaining loans modified were current at the time of their restructuring and were in compliance with the terms of their restructure agreements at March 31, 2011. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Company works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Company records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan's effective interest rate. Subsequently, these loans are individually evaluated for impairment. As a result of our initial impairment evaluations, we charged-off $31,000 and $112,000, respectively, during the years ended March 31, 2012 and 2011. The following table presents troubled debt restructurings by class during the periods indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012
One-to Four Family Real Estate	3	$586	$596
Year Ended March 31, 2011
One-to Four Family Real Estate	4	$937	$694

The following table presents troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
Year Ended March 31, 2012
One-to Four Family Real Estate	1	$212	$208
Year Ended March 31, 2011
One-to Four Family Real Estate	1	$40	$40

The Bank has granted loans to certain officers and directors of the Company and Bank and to their associates. The activity with respect to loans to directors, officers and associates of such persons, is as follows:

	Years Ended March 31,
	2012	2011
	(In Thousands)
Balance, beginning	$1,248	$742
Loan originated	—	555
Collection of principal	(58)	(49)

Balance, ending	$1,190	$1,248

The Company has two unsecured loans with the MHC totaling $500,000 at March 31, 2012 and 2011.

Premises And Equipment	12 Months Ended
Mar. 31, 2012
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 6 - PREMISES AND EQUIPMENT

	March 31,
	2012	2011
	(In Thousands)
Land and land improvements	$3,561	$3,530
Buildings and improvements	7,004	7,014
Furnishings and equipment	2,883	2,752
Leasehold improvements	588	581

	14,036	13,877
Accumulated depreciation and amortization	(5,961)	(5,602)

	$8,075	$8,275

During the year ended March 31, 2011, $1.16 million of land and land improvements were reclassified to land held for sale and during the years ended March 31, 2012 and 2011, $156,000 and $397,000 in write downs to fair value were recorded. At March 31, 2012, the balance of $604,000 is included in other assets.

During the year ended March 31, 2011, the Company recognized a net gain of $329,000 on the sale of premises and equipment, as the Bank sold its Botany branch facility in August 2010 and recognized a $339,000 gain on the sale of land, building and improvements, net of a $10,000 loss recognized on the disposal of net furnishings and equipment. A $2,000 loss was also recognized on the disposal of other net furnishings and equipment during the year.

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance totaled approximately $429,000, $430,000 and $189,000 for the years ended March 31, 2012, 2011 and 2010, respectively. The Bank leases five building spaces. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. The minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2013	$353
2014	331
2015	261
2016	139
2017	106
2018 & After	319

$1,509

Interest Receivable	12 Months Ended
Mar. 31, 2012
Interest Receivable [Abstract]
Interest Receivable

NOTE 7 - INTEREST RECEIVABLE

	March 31,
	2012	2011
	(In Thousands)
Loans	$1,831	$1,940
Mortgage-backed securities	1,216	1,239
Investment securities	1,057	1,515

	4,104	4,694
Allowance for uncollected interest on loans	(177)	(143)

	$3,927	$4,551

Deposits	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits

NOTE 8 - DEPOSITS

	March 31,
	2012			2011
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$7,997	0.97%	0.00%	$8,249	0.99%
Crystal Checking	0.30	14,938	1.81	0.65	14,881	1.78
NOW	0.20	21,289	2.58	0.40	19,728	2.35
Super NOW	0.30	120	0.01	0.50	191	0.02
Money Market	0.30	21,085	2.55	0.50	20,941	2.50

	0.23	65,429	7.92	0.44	63,990	7.64

Savings and club accounts	0.33	122,852	14.87	0.51	119,318	14.25

Certificates of deposit	1.69	637,994	77.21	1.88	654,077	78.11

Total Deposits	1.37%	$826,275	100.00%	1.57%	$837,385	100.00%

Certificates of deposit with balances of $100,000 or more at March 31, 2012 and 2011 totaled approximately $237.3 million and $230.0 million, respectively. The Bank's deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2012	2011
	(In Thousands)
One year or less	$374,476	$346,624
After one to two years	150,704	198,595
After two to three years	67,070	64,205
After three to four years	11,766	32,453
After four years to five years	16,649	1,974
Thereafter	17,329	10,226

	$637,994	$654,077

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Demand	$195	$375	$481
Savings and club	518	874	1,009
Certificates of deposits	11,932	13,616	16,188

	$12,645	$14,865	$17,678

Advances From Federal Home Loan Bank Of New York ("FHLB")	12 Months Ended
Mar. 31, 2012
Advances From Federal Home Loan Bank Of New York ("FHLB") [Abstract]
Advances From Federal Home Loan Bank Of New York ("FHLB")

NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK ("FHLB")

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2012		2011
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2012	$—	—%	$16,989	3.80%
2013	21,471	3.92	21,471	3.92
2014	7,308	3.36	7,308	3.36
2015	2,400	3.88	2,400	3.88
2016	5,000	3.74	5,000	3.74
2017	—	—	—	—
Thereafter	42,500	3.87	42,500	3.87

	$78,679	3.83%	$95,668	3.82%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2012	2011
	(In Thousands)
U.S. Government Agency bonds:
Held to maturity	$5,000	$10,000

Mortgage-backed securities:
Available for sale	19,451	27,937
Held to maturity	55,738	62,866

	75,189	90,803

	$80,189	$100,803

At March 31, 2012, the Bank can borrow overnight funds from the FHLB under an overnight advance program up to the Bank's maximum borrowing capacity based on the Bank's ability to collateralize such borrowings. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable rate. There were no drawings on these lines at March 31, 2012 and 2011.

Regulatory Capital	12 Months Ended
Mar. 31, 2012
Regulatory Capital [Abstract]
Regulatory Capital

NOTE 10 - REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined by regulations) to risk-weighted assets (as defined), and of Tier 1 and tangible capital to adjusted total assets (as defined). Management believes, as of March 31, 2012 and 2011, that the Bank met all capital adequacy requirements to which it was subject.

The following table presents a reconciliation of the Bank's capital per GAAP to regulatory capital:

	March 31,
	2012	2011
	(In Thousands)
GAAP capital	$159,598	$158,574
Net unrealized (gain) on securities available for sale	(1,058)	(1,032)
Net benefit plan change	439	182

Tier 1 capital	158,979	157,724
Allowance for loan losses	2,090	1,880

Total Risk-based Capital	$161,069	$159,604

The following table sets forth the Bank's capital position at March 31, 2012 and 2011 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of March 31, 2012:
Total risk-based capital (to risk-weighted assets)	$161,069	38.31%	$33,632	8.00%	$42,040	10.00%
Tier 1 capital (to risk-weighted assets)	158,979	37.82	16,816	4.00	25,224	6.00
Core (tier 1) capital (to adjusted total assets)	158,979	14.58	43,620	4.00	54,526	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	158,979	14.58	16,358	1.50	—	—
As of March 31, 2011:
Total risk-based capital (to risk-weighted assets)	$159,604	41.86%	$30,503	8.00%	$38,129	10.00%
Tier 1 capital (to risk-weighted assets)	157,724	41.37	15,252	4.00	22,878	6.00
Core (tier 1) capital (to adjusted total assets)	157,724	14.12	44,692	4.00	55,865	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	157,724	14.12	16,759	1.50	—	—

In January, 2012, the most recent notification from the OCC, the Bank was categorized as well capitalized as of September 30, 2011, under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank's category.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 11 - INCOME TAXES

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Current tax expense:
Federal income	$3,804	$4,592	$2,918
State income	636	271	304

Total Current Income Tax Expense	4,440	4,863	3,222
Deferred tax (benefit) expense:
Federal income	(313)	(501)	(160)
State income	48	514	84

Total Deferred Income Tax (Benefit) Expense	(265)	13	(76)

Total Income Tax Expense	$4,175	$4,876	$3,146

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2012	2011	2010
	(Dollars In Thousands)
Federal income tax at the statutory rate	$4,098	$4,654	$3,211
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	451	518	256
Bank owned life insurance income	(293)	(299)	(302)
Incentive stock option expense	4	6	7
Change in tax rate	(79)	—	—
Other, net	(6)	(3)	(26)

Total Income Tax Expense	$4,175	$4,876	$3,146

Effective income tax rate	34.6%	35.6%	33.3%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2012	2011
	(In Thousands)
Deferred income tax assets:
Pension costs	$1,033	$957
Allowance for loan losses	854	751
Benefit plans	21	21
Depreciation	174	188
Post-retirement benefits and healthcare obligations	303	122
Non-qualified benefit plans	573	515
Employee Stock Ownership Plan	334	323
Supplemental Executive Retirement Plan	134	119
NJ net operating loss carryforwards	—	41
NJ AMA carryover	—	33
Writedown on land held for sale	226	159
Other	230	207

Total Deferred Tax Assets	3,882	3,436
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(730)	(687)

Net Deferred Tax Asset Included in Other Assets	$3,152	$2,749

Retained earnings at March 31, 2012 and 2011, includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 12 - EMPLOYEE BENEFIT PLANS

ESOP

Effective upon the consummation of the Bank's reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and at least 1,000 hours of service and had attained the age of 21. The ESOP used $11.0 million in proceeds from a term loan obtained from the Company to purchase 1,099,097 shares of Company common stock. The term loan principal is payable over fifteen equal annual installments through December 31, 2018. Interest on the term loan is fixed at a rate of 4.00%. Each year, the Bank intends to make discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loan. The loan is further paid down by the amount of dividends paid, if any, on the common stock owned by the ESOP.

Shares purchased with the loan proceeds were initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as described by the Plan, in the year of allocation.

The ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition. As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations. ESOP compensation expense was approximately $640,000, $612,000 and $661,000 for the years ended March 31, 2012, 2011 and 2010, respectively.

The ESOP shares were as follows:

	March 31,
	2012	2011
	(In Thousands)
Allocated shares	539	480
Shares committed to be released	8	8
Unearned shares	494	568

Total ESOP Shares	1,041	1,056

Fair value of unearned shares	$5,159	$6,741

Section 401(k) Plan ("Plan")

The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code ("IRC"), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee's contribution. The Plan's expense for the years ended March 31, 2012, 2011, and 2010, was approximately $86,000, $79,000, and $72,000, respectively.

Supplemental Executive Retirement Plan ("SERP")

Effective upon the consummation of the Bank's reorganization in March 2004, a SERP was established. The SERP provides participating executives with benefits otherwise limited by certain provisions of the Internal Revenue Code or the terms of the employee stock ownership plan loan. Specifically, the SERP provides benefits to eligible officers (those designated by the Board of Directors of the Bank) that cannot be provided under the Section 401(k) plan or the ESOP as a result of limitations imposed by the Internal Revenue Code, but that would have been provided under the plans, but for these Internal Revenue Code limitations. In addition to providing for benefits lost under tax-qualified plans as a result of the Internal Revenue Code limitations, the SERP also provides supplemental benefits upon a change of control prior to the scheduled repayment of the ESOP loan. Generally, upon a change in control, the SERP provides participants with a benefit equal to what they would have received under the ESOP, had they remained employed throughout the term of the loan, less the benefits actually provided under the plan on the participant's behalf. A participant's benefits generally become payable upon a change in control of the Bank and the Company. The SERP expense for the years ended March 31, 2012, 2011, and 2010, was approximately $29,000, $27,000 and $31,000, respectively. At March 31, 2012 and 2011, the accrued SERP liability was $328,000 and $299,000, respectively.

Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 13 - STOCK-BASED COMPENSATION

At the Company's annual stockholders' meeting held on July 14, 2005, stockholders of the Company approved the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan. Under this plan, the Company may grant options to purchase up to 1,495,993 shares of Company common stock and may grant up to 598,397 shares of common stock as restricted stock awards. At March 31, 2012, there were 786 shares remaining for future option grants, and 191 shares remaining available for future restricted stock awards under the plan.

On December 7, 2005, 585,231 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $10.22 per share. Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, 35,000 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $8.84 per share. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2012, 2011 and 2010, approximately $62,000, $52,000 and $706,000, respectively in expense, was recognized in regard to these restricted stock awards. The Company recognized approximately $25,000, $21,000 and $282,000 of income tax benefits resulting from this expense for the years ended March 31, 2012, 2011 and 2010, respectively. The total fair value of stock awards vested during the years ended March 31, 2012, 2011 and 2010 were approximately $75,000, $0, and $967,000, respectively. The expected future compensation expense relating to the 28,000 non-vested restricted shares outstanding at March 31, 2012 is $196,000 over a weighted average period of 3.2 years.

The following is a summary of the status of the Company's restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2010	—
Granted May 26, 2010	35,000	$8.84

Non-vested at March 31, 2011	35,000	8.84
Vesting	(7,000)	8.84

Non-vested at March 31, 2012	28,000	$8.84

On August 31, 2005, options to purchase 1,483,510 shares of common stock at $10.24 per share were awarded and will expire no later than ten years following the grant date. Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter. In February 2006, the Company's Board of Directors approved the acceleration of the second twenty percent of the option grants so that those options became fully vested as of March 31, 2006.

On May 26, 2010, options to purchase 164,875 shares of common stock at an exercise price of $8.84 per share were awarded and will expire no later than ten years following the grant date. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on an accelerated attribution basis over the requisite service period. During the years ended March 31, 2012, 2011 and 2010, approximately $127,000, $166,000 and $66,000, respectively, in stock option expense, was recorded net of income tax benefits of $45,000, $60,000 and $18,000, respectively. The expected future compensation expense relating to the 131,900 non-vested options outstanding at March 31, 2012 is $144,000 over the weighted average period of 3.2 years.

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2010	1,327,940	$10.24
Granted	164,875	8.84

Outstanding at March 31, 2011	1,492,815	10.09

Outstanding at March 31, 2012	1,492,815	$10.09	3.94 Years	$514,460

Exercisable at March 31, 2012	1,360,915	$10.21	3.53 Years	$304,739

Shares issued upon the exercise of stock options are issued from treasury stock. The Company has an adequate number of treasury shares available for future stock option exercises.

The fair value of the options granted on August 31, 2005, as computed using the Black-Scholes option-pricing model, was determined to be $2.38 per option based upon the following underlying assumptions: a risk-free interest rate, expected option life, expected stock price volatility, and dividend yield of 4.11%, 6.0 years, 21.56%, and 1.95%, respectively.

The fair value of the options granted on May 26, 2010 as computed using the Black-Scholes option-pricing model, was determined to be $2.65 per option based upon the following assumptions as of the grant date: the risk free interest rate, expected option life, expected stock price volatility, and dividend yield of 2.68%, 6.5 years, 36.55%, and 2.71%, respectively.

Defined Benefit Plans	12 Months Ended
Mar. 31, 2012
Defined Benefit Plans [Abstract]
Defined Benefit Plans

NOTE 14 - DEFINED BENEFIT PLANS

Directors' Retirement Plan

The Directors' Retirement Plan is a nonqualified, unfunded pension plan with benefits based on fees paid to directors while still active. The funding policy is to pay directors on a pay-as-you-go basis.

The following table sets forth the funded status for the Directors' Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2012	2011
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$2,643	$2,369
Service cost	40	59
Interest cost	149	145
Actuarial loss	462	159
Benefits paid	(89)	(89)

Benefit obligation - ending	3,205	2,643

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	89	89
Benefits paid	(89)	(89)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,205)	$(2,643)

Assumptions:
Discount rate	4.50%	5.75%
Rate of increase in compensation	4.50%	4.50%

The Bank expects to make contributions to the plan during the year ending March 31, 2013, totaling approximately $110,000. At March 31, 2012, benefit payments expected to be paid under the plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2013	$110
2014	143
2015	164
2016	208
2017	221
2018-2021	1,013

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2012	2011	2010
	(Dollars In Thousands)
Service cost	$40	$59	$81
Interest cost	149	145	148
Net amortization and deferral	40	40	50

Net Periodic Pension Cost Included in Directors' Compensation	$229	$244	$279

Assumptions:
Discount rate	5.75%	6.25%	7.25%
Rate of increase in compensation	4.50%	4.50%	4.50%

At March 31, 2012 and 2011 unrecognized net loss of $645,000 and $183,000 and unrecognized prior service cost of $170,000 and $210,000, respectively, were included in accumulated other comprehensive income. For the fiscal year ending March 31, 2013, $30,000 of unrecognized net loss and $40,000 of prior service cost is expected to be recognized as a component of net periodic pension cost.

Former President's Post-retirement Healthcare Plan

The Former President's post-retirement healthcare plan is a nonqualified, unfunded plan with the only participant being the former president's spouse, since his death in February 2005. This healthcare plan provides coverage for the spouse's life. The annual costs associated with these benefits are accrued on the basis of actuarial assumptions and included in salaries and employee benefits.

The following table sets forth the funded status for the Former President's post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2012	2011
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$58	$55
Interest cost	3	3
Actuarial loss	9	4
Benefits paid	(5)	(4)

Benefit obligation - ending	65	58

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	4
Benefits paid	(5)	(4)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(65)	$(58)

Assumed discount rate	4.50%	5.75%

The Bank expects to make contributions to the Plan during the year ending March 31, 2013, totaling approximately $5,000. At March 31, 2012, benefit payments expected to be paid under the Plan are as follows:

Amount
(In Thousands)
Years ending March 31:
2013	$5
2014	5
2015	5
2016	5
2017	6
2018-2022	26

Net periodic pension cost (benefit) for the Plan included the following components:

	Years Ended March 31,
	2012	2011	2010
	(Dollars In Thousands)
Interest cost	$3	$3	$5
Net amortization and deferral	(6)	(7)	(6)

Net Periodic (Benefit)	$(3)	$(4)	$(1)

Assumed discount rate	5.75%	6.25%	7.25%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

At March 31, 2012 and 2011, unrecognized net gain of $73,000 and $89,000 was included in accumulated other comprehensive income. For the fiscal year ending March 31, 2013, $6,000 of the net gain is expected to be recognized as a component of net periodic pension benefit.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2012:

	1%
	Increase	Decrease
	(In Thousands)
Effect on total service and interest costs	$3	$3

Effect on post-retirement benefit obligation	$70	$61

Fair Value Of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 15 - FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 "Fair Value Measurements and Disclosures" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

Level 3: Price or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 and 2011 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$7,719	$—	$7,719	$—
Federal National Mortgage Association	17,405	—	17,405	—
Debt securities:
Federal Home Loan Mortgage Corporation	10,027	—	10,027	—
Federal National Mortgage Association	25,035	—	25,035	—
Federal Home Loan Banks	5,003	—	5,003	—
Federal Farm Credit Bank	5,006	—	5,006	—

Total securities available for sale	$70,195	$—	$70,195	$—

March 31, 2011:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$10,829	$—	$10,829	$—
Federal National Mortgage Association	17,108	—	17,108	—
Debt securities:
Federal Home Loan Mortgage Corporation	5,006	—	5,006	—
Federal National Mortgage Association	4,996	—	4,996	—

Total securities available for sale	$37,939	$—	$37,939	$—

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 and 2011 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012
Real estate owned	$139	$—	$—	$139
Impaired loans	313	—	—	313
March 31, 2011
Real estate owned	$136	$—	$—	$136
Impaired loans	277	—	—	277

There are no liabilities measured at fair value on a recurring or non-recurring basis at March 31, 2012 and 2011.

The following information should not be interpreted as an estimate of the fair value of the Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company's financial instruments.

Cash and Cash Equivalents, Interest Receivable and Interest Payable (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, interest receivable and interest payable approximate their fair values.

Securities

The fair value of all securities, whether classified as available for sale (carried at fair value) or held to maturity (carried at cost), is determined by reference to quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Securities that we measure on a recurring basis are limited to our available-for-sale portfolio. The fair values of these securities are obtained from quotes received from an independent broker. The Company's broker provides it with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available.

Loans Receivable (Carried at Cost)

Fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Impaired Loans (Carried based on Discounted Cash Flows)

Impaired loans are those accounted for under ASC Topic 310 "Accounting by Creditors for Impairment of a Loan" in which the Company has measured impairment generally based on either the fair value of the loan's collateral or discounted cash flows. These assets are included as Level 2 or Level 3 fair values since they are based on either observable inputs that are significant to the discounted cash flow measurement or the fair value of the loan's collateral.

Real Estate Owned

Real estate owned, acquired through foreclosure or deed-in-lieu of foreclosure, is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals by a licensed appraiser and as such, foreclosed real estate properties are classified as Level 3. At March 31, 2012, real estate owned consisted of one commercial property with a balance of $139,000. During the year ended March 31, 2012, the loan was transferred to real estate owned at balance of $177,000 after a charge-off of $6,000, followed by subsequent write downs of $38,000 which was charged to non-interest expense. At March 31, 2011, real estate owned consisted of one multi-family property with a balance of $136,000. During the year ended March 31, 2011, the loan was transferred to real estate owned at a balance of $186,000 after a charge off to the allowance for loan losses of $160,000, followed by a subsequent write down of $50,000 which was charged to non-interest expense.

Federal Home Loan Bank of New York Stock (Carried at Cost)

Fair value approximates cost basis as these instruments are redeemable only with the issuing agency at face value.

Deposits (Carried at Cost)

The fair value of non-interest-bearing demand, Crystal Checking, NOW, Super NOW, Money Market and Savings and Club accounts is the amount payable on demand at the reporting date. For fixed-maturity certificates of deposit, fair value is estimated by discounting future cash flows using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank of New York (Carried at Cost)

The fair value is estimated by discounting future cash flows using rates currently offered for liabilities of similar remaining maturities, or when available, quoted market prices.

Commitments to Extend Credit

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

As of March 31, 2012 and March 31, 2011, the fair value of the commitments to extend credit was not considered to be material.

The carrying amounts and fair values of financial instruments are as follows:

	March 31,
	2012		2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$40,257	$40,257	$58,069	$58,069
Securities available for sale:
Investment	45,071	45,071	10,002	10,002
Mortgage-backed	25,124	25,124	27,937	27,937
Securities held to maturity:
Investment	167,784	168,281	233,428	228,707
Mortgage-backed	336,230	353,168	299,692	308,961
Net loans receivable	436,833	462,509	441,746	455,132
Federal Home Loan Bank of New York stock	5,127	5,127	5,974	5,974
Interest receivable	3,927	3,927	4,551	4,551

Financial liabilities:
Deposits	826,275	835,021	837,385	842,960
FHLB advances	78,679	88,318	95,668	106,436
Interest payable	290	290	349	349

Commitments And Contingencies	12 Months Ended
Mar. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 16 - COMMITMENTS AND CONTINGENCIES

The Company, Bank and Botany are parties to financial instruments with off-balance-sheet risk in the normal course of business to meet investment needs and the financing needs of the Bank's customers. These financial instruments primarily include commitments to originate and purchase loans. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition. The contract or notional amounts of those instruments reflect the extent of involvement in particular classes of financial instruments.

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank, upon extension of credit, is based on management's credit evaluation of the counterparty.

At March 31, 2012, the Bank had outstanding commitments to originate loans totaling approximately $6.1 million which included $4.7 million for fixed-rate one-to four family mortgage loans with interest rates ranging from 3.25% to 4.50%, and $1.4 million in adjustable rate one-to four family mortgage loans with initial rates ranging from 3.50% to 3.625%. Outstanding loan commitments at March 31, 2011 totaled $9.6 million. These commitments generally expire in three months or less.

At March 31, 2012, the Bank had an outstanding commitments to purchase $2.0 million in one-to four family mortgage loans which included $1.2 million loans with fixed interest rates ranging from 3.25% to 4.00%, and $764,000 in adjustable rate loans with initial rates ranging from 3.375% to 3.50%. At March 31, 2011, adjustable rate construction loan participation commitments totaled $700,000.

At March 31, 2012 and 2011, undisbursed funds from customer approved unused lines of credit under a homeowners' equity lending program amounted to approximately $4.4 million and $4.3 million, respectively. Unless they are specifically cancelled by notice from the Bank, these funds represent firm commitments available to the respective borrowers on demand.

Management does not anticipate losses on any of the foregoing transactions.

Periodically, there have been various claims and lawsuits against the Company and Bank, such as claims to enforce liens, condemnation proceedings on properties in which we hold security interests, claims involving the making and servicing of real property loans and other issues incident to our business. We are not a party to any pending legal proceedings that we believe would have a material adverse effect on our consolidated financial condition, results of operations or cash flows.

Accumulated Other Comprehensive Income	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 17 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income included in stockholders' equity are as follows:

	March 31,
	2012	2011
	(In Thousands)
Net unrealized gain on securities available for sale	$1,788	$1,719
Tax effect	(730)	(687)

Net of tax amount	1,058	1,032

Benefit plan adjustments	(742)	(304)
Tax effect	303	122

Net of tax amount	(439)	(182)

Accumulated other comprehensive income	$619	$850

The components of other comprehensive income and related tax effects are presented in the following table:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Securities available for sale:
Unrealized holding gain (loss) arising during the year	$69	$(613)	$97
Less: reclassification adjustment for net realized gains	—	(872)	—

	69	(1,485)	97

Defined benefit pension plan:
Pension (gain)	(478)	(170)	(129)
Prior service cost	40	40	50

Net change in defined benefit pension plan liability	(438)	(130)	(79)

Other comprehensive (loss) income before taxes	(369)	(1,615)	18
Tax effect	138	645	(7)

Other comprehensive (loss) income	$(231)	$(970)	$11

Parent Only Financial Information	12 Months Ended
Mar. 31, 2012
Parent Only Financial Information [Abstract]
Parent Only Financial Information

NOTE 18 - PARENT ONLY FINANCIAL INFORMATION

The following are the condensed financial statements for Clifton Savings Bancorp, Inc. (Parent company only) at March 31, 2012 and 2011 and for the years ended March 31, 2012, 2011 and 2010.

STATEMENTS OF CONDITION

	March 31,
	2012	2011
	(In Thousands)
ASSETS

Cash and due from banks	$10,151	$11,165
Investment securities held to maturity, at cost	8,000	—
Mortgage-backed securities held to maturity, at cost	2,365	3,118
Loan receivable from Savings Bank	6,264	6,987
Investment in subsidiary	159,598	158,574
Interest receivable	100	74
Other assets	58	63

Total Assets	$186,536	$179,981

LIABILITIES AND STOCKHOLDERS' EQUITY

Other liabilities	$75	$15
Stockholders' equity	186,461	179,966

Total Liabilities and Stockholders' Equity	$186,536	$179,981

STATEMENTS OF INCOME

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Income:
Dividends from subsidiary	$8,000	$6,000	$1,700
Interest on loans	253	280	307
Interest on securities	148	142	269

Total Income	8,401	6,422	2,276

Non-interest expenses	841	737	589

Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	7,560	5,685	1,687

Income tax (benefit) expense	(150)	(106)	1

Income before Equity in Undistributed Earnings of Subsidiary	7,710	5,791	1,686

Equity in undistributed earnings of subsidiary	167	3,021	4,611

Net Income	$7,877	$8,812	$6,297

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Cash Flows From Operating Activities
Net income	$7,877	$8,812	$6,297
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discounts	(1)	(1)	(3)
(Increase) decrease in interest receivable	(27)	10	158
Decrease in other assets	4	—	1
Increase (decrease) in other liabilities	60	(69)	(16)
Increase in deferred compensation obligation under Rabbi Trust	21	23	28
Equity in (undistributed) earnings of subsidiary	(167)	(3,021)	(4,611)

Net Cash Provided by Operating Activities	7,767	5,754	1,854

Cash Flows From Investing Activities
Proceeds from maturities and repayment of:
Investment securities held to maturity	—	—	10,000
Mortgage-backed security held to maturity	754	806	—
Purchase of investment securities held to maturity	(8,000)	—	—
Purchase of mortgage-backed securities held to maturity	—	—	(3,923)
Repayment of loan receivable from Savings Bank	723	695	668
Loan to Clifton MHC	—	(250)	—
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank	(138)	(150)	(143)

Net Cash (Used In) Provided by Investing Activities	(6,661)	1,101	6,602

Cash Flows From Financing Activities
Minority dividends paid	(2,109)	(2,106)	(1,825)
Purchase of treasury stock	(11)	(2,707)	(3,150)
Funding restricted stock awards	—	309	—
Purchase of forfeited restricted stock awards	—	—	(3)

Net Cash (Used in) Financing Activities	(2,120)	(4,504)	(4,978)

Net (Decrease) Increase in Cash and Cash Equivalents	(1,014)	2,351	3,478
Cash and Cash Equivalents - Beginning	11,165	8,814	5,336

Cash and Cash Equivalents - Ending	$10,151	$11,165	$8,814

Quarterly Financial Data	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 19 - QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	June 30, 2011	September 30, 2011	December 31, 2011	March 31, 2012
	(In Thousands, Except Per Share Data)
Interest income	$10,652	$10,345	$10,161	$9,916
Interest expense	4,213	4,154	4,018	3,764

Net Interest Income	6,439	6,191	6,143	6,152

Provision for loan losses	60	0	76	111
Non-interest income	267	263	163	220
Non-interest expenses	3,864	3,246	3,042	3,387
Income taxes	991	1,139	1,106	939

Net Income	$1,791	$2,069	$2,082	$1,935

Net income per common share - basic and diluted	$0.07	$0.08	$0.08	$0.08

Dividends per common share	$0.12	$—	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,580	25,598	25,617	25,635

Diluted	25,691	25,605	25,625	25,650

	Quarter Ended
	June 30, 2010	September 30, 2010	December 31, 2010	March 31, 2011
	(In Thousands, Except Per Share Data)
Interest income	$11,454	$11,337	$11,175	$10,974
Interest expense	5,009	5,077	4,795	4,364

Net Interest Income	6,445	6,260	6,380	6,610
Provision for (recovery of) loan losses	—	160	90	(148)
Non-interest income (expense)	273	618	(120)	1,138
Non-interest expenses	3,345	3,344	3,177	3,948
Income taxes	1,203	1,191	991	1,491

Net Income	$2,170	$2,183	$2,002	$2,457

Net income per common share - basic and diluted	$0.08	$0.09	$0.08	$0.10

Dividends per common share	$0.06	$0.06	$0.06	$0.06

Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,693	25,524	25,542	25,561

Diluted	25,693	25,524	25,542	25,723

Withdrawal Of Application Of Plan Of Conversion And Reorganization	12 Months Ended
Mar. 31, 2012
Withdrawal Of Application Of Plan Of Conversion And Reorganization [Abstract]
Withdrawal Of Application Of Plan Of Conversion And Reorganization

NOTE 20 - WITHDRAWAL OF APPLICATION OF PLAN OF CONVERSION AND REORGANIZATION

On November 8, 2010, the Company, the Bank and the MHC adopted a Plan of Conversion and Reorganization (the "Plan of Conversion") pursuant to which the Bank planned to reorganize from the two-tier mutual holding company structure to the stock holding company structure. Pursuant to the Plan of Conversion: (1) the MHC would have merged with and into the Company, with the Company being the surviving entity (the "MHC Merger"); (2) the Company would have merged with and into a newly formed corporation named Clifton Savings Bancorp, Inc. (the "Holding Company"); (3) the shares of common stock of the Company held by persons other than the MHC (whose shares would have been canceled) would have been converted into shares of common stock of the Holding Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons; and (4) the Holding Company would have offered and sold shares of its common stock to certain depositors and borrowers of the Bank and others in the manner and subject to the priorities set forth in the Plan of Conversion.

The transactions contemplated by the Plan of Conversion were subject to approval by the shareholders of the Company, the members of Clifton MHC and the Company's primary federal regulator.

On February 7, 2011, the Company announced the postponement of the conversion and offering following the issuance by the OTS of a "Needs to Improve" rating to the Bank as a result of its recent Community Reinvestment Act examination. On June 22, 2011, the Company announced that it had withdrawn its application for conversion that had been pending before the OTS. As a result of the postponement and withdrawal of the application for conversion, the Company expensed approximately $939,000 in conversion and offering costs, which represents all of the costs associated with the conversion and offering. For the years ended March 31, 2012 and 2011, $520,000 and $419,000 in conversion costs were expensed, respectively. The conversion costs incurred consisted of legal expense of $302,000 and $248,000, other non-interest expenses of $218,000 and $141,000, and occupancy expense of premises of $-0- and $30,000, respectively, for the years ended March 31, 2012 and 2011. The OTS merged with the OCC and ceased to exist as of July 21, 2011. The Company remains committed to the completion of its conversion and offering and intends to file a conversion application with the OCC should the OCC confirm that the Company may proceed with the conversion application.